Shareholders' Equity - Summary of Share Capital - Par Value (Detail) - EUR (€) € / shares in Units, shares in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [Line Items]
Issued capital	€ 323	€ 322	€ 322
Beginning balance	322
Ending balance	€ 323	€ 322
Weighted average shares	2,042,000	2,036,000	2,042,000
Common shares [member]
Disclosure of classes of share capital [Line Items]
Issued capital	€ 253	€ 251	€ 251
Authorized share capital	€ 720	€ 720	€ 720
Number of authorized shares (in million)	6,000	6,000	6,000
Par value in cents per share	€ 12	€ 12	€ 12
Beginning balance	2,095,648	2,095,648	2,074,549
Dividend	9,491		21,099
Ending balance	2,105,139	2,095,648	2,095,648
Beginning balance	€ 251	€ 251	€ 249
Dividend	1		3
Ending balance	€ 253	€ 251	€ 251
Weighted average shares	2,098,326	2,095,648	2,080,792
Common share B [member]
Disclosure of classes of share capital [Line Items]
Issued capital	€ 70	€ 70	€ 70
Authorized share capital	€ 360	€ 360	€ 360
Number of authorized shares (in million)	3,000	3,000	3,000
Par value in cents per share	€ 12	€ 12	€ 12
Beginning balance	585,022	585,022	585,022
Ending balance	585,022	585,022	585,022
Beginning balance	€ 70	€ 70	€ 70
Ending balance	€ 70	€ 70	€ 70
Weighted average shares	585,022	585,022	585,022